Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013		Nov. 30, 2012
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,286	$ 1,299
Ibero trademarks impairment charge		(13)	[1]
Foreign currency translation adjustment	(21)
Ending Balance	1,265	1,286
North America Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance				927
Ending Balance	927	927		927
EAA Cruise Brands
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	359	372
Ibero trademarks impairment charge		(13)	[1]
Foreign currency translation adjustment	(21)
Ending Balance	$ 338	$ 359

[1]	In 2013, we recognized a $13 million impairment charge to fully write-off Ibero’s trademarks’ carrying value.